Accounting Policies, by Policy (Policies)	12 Months Ended
Sep. 30, 2023
Summary of Significant Accounting Policies [Abstract]
Basis of presentation and consolidation

Basis of presentation and consolidation

The accompanying consolidated balance sheet as of September 30, 2023 and 2022, and consolidated results of operations and cash flows for the years ended September 30, 2023, 2022 and 2021, have been derived from audited financial statements. All inter-company transactions and balances have been eliminated upon consolidation.

This basis of accounting involves the application of accrual accounting and consequently, revenues and gains are recognized when earned, and expenses and losses are recognized when incurred. The Group’s financial statements are expressed in U.S. Dollars.

In February 2015, the Financial Accounting Standards Board (“FASB”) issued amended consolidation guidance with the issuance of ASU No. 2015-02, Consolidation (Topic 810): Amendments to the Consolidation Analysis (“ASU 2015-02”). The revised consolidation guidance, among other things, (i) modifies the evaluation of whether limited partnerships and similar legal entities are VIEs, (ii) eliminated the presumption that a general partner should consolidate a limited partnership, and (iii) modifies the consolidation analysis of reporting entities that are involved with VIEs through fee arrangements and related party relationships. In evaluating whether the investment funds in the legal form of limited partnership the Group manages as general partner should be consolidated or not, the Group firstly assesses whether there is any interest it has constituted a variable interest. The Group concludes that (i) the service fees it earns, including carried interest earned in the capacity of general partner, are commensurate with the level of effort required to provide such services, (ii) the Group does not hold other interest in the investment funds that individually, or in aggregate, would absorb more than an insignificant amounts of expected loss or receive more than an insignificant amount of the expected residual returns from the investment funds, (iii) the services arrangement includes only terms, conditions or amounts that are customarily present and at arm’s length, therefore are not deemed as variable interests. For purposes of the assessment, any variable interest in an entity that is held by a related party of the decision maker or service provider was considered in the analysis. Specifically, the Group includes its direct variable interests in the entity and its indirect variable interests in the entity held through related parties, considered on a proportionate basis. After evaluating the impact of the above guidance, the Group determined that there was no investment fund that should be consolidated as of September 30, 2023 and 2022.

Liquidity and going concern

Liquidity and going concern

The Group’s consolidated financial statements have been prepared on a going concern basis, which contemplates the realization of assets and liquidation of liabilities during the normal course of operations. As of September 30, 2023, the Group had cash and cash equivalents of $431,307, restricted cash of $200,000 and has generated a net loss of $1,035,751 and cash outflows of $996,581 from operating activities for the year then ended. The Group’s cash level at September 30, 2023 was not adequate for operations and expected development in the fiscal year ended September 30, 2024 and financing was needed.

These factors raise substantial doubt about the Group’s ability to continue as a going concern for the next twelve months from the date of issuance of these consolidated financial statements. Management’s plan to alleviate the substantial doubt about the Group’s ability to continue as a going concern includes attempting to improve its business profitability, its ability to generate sufficient cash flow from its operations to meet its operating needs on a timely basis. As described in Note 14, on February 1, 2024, the Group entered into a letter of intent with a group of sellers for a proposed acquisition of an artificial intelligence based one-stop wealth management related service provider for the Group’s strategic development; for which US$3 million to be paid in cash for the portion of the aggregate purchase price. Therefore, the Group also has plans to raise funds based on equity and/or debt after the filing of this annual report. However, there is no assurance that the Group will be able to raise adequate funds at acceptable terms, and there is no assurance that the Group will be successful in achieving its strategic plans to fund its operations going forward. These conditions raise substantial doubt about the Group’s ability to continue as a going concern. The consolidated financial statements have been prepared assuming that the Group will continue as a going concern and, accordingly, do not include any adjustments that might result from the outcome of this uncertainty.

Use of estimates

Use of estimates

The preparation of consolidated financial statements in conformity with U.S. GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosures of contingent assets and liabilities as of the date of the financial statements and the reported amounts of revenues and expenses during the periods presented. Significant accounting estimates reflected in the Group’s consolidated financial statements include, but are not limited to, provision for credit losses of accounts receivable, contract assets, note receivables, prepaid expense and other receivables recorded in prepaid expenses and other assets and amounts due from related parties, assessment for impairment of long-lived assets, and the assessment of the valuation allowance on deferred tax assets. Actual results could differ from these estimates.

Fair value measurement

Fair value measurement

The Group applies ASC Topic 820, Fair Value Measurements and Disclosures which defines fair value, establishes a framework for measuring fair value and expands financial statement disclosure requirements for fair value measurements.

ASC Topic 820 defines fair value as the price that would be received from the sale of an asset or paid to transfer a liability (an exit price) on the measurement date in an orderly transaction between market participants in the principal or most advantageous market for the asset or liability.

ASC Topic 820 specifies a hierarchy of valuation techniques, which is based on whether the inputs into the valuation technique are observable or unobservable. The hierarchy is as follows:

Level 1 inputs to the valuation methodology are quoted prices (unadjusted) for identical assets or liabilities in active markets.

Level 2 inputs to the valuation methodology include quoted prices for similar assets and liabilities in active markets, and inputs that are observable for the assets or liability, either directly or indirectly, for substantially the full term of the financial instruments.

Level 3 inputs to the valuation methodology are unobservable and significant to the fair value. Unobservable inputs are valuation technique inputs that reflect the Group’s own assumptions about the assumptions that market participants would use in pricing an asset or liability.

Management of the Group is responsible for considering the carrying amount of cash and cash equivalents, restricted cash, accounts receivable, note receivables, other receivables, amounts due from/to related parties, other payable and accrued liabilities, based on the short-term maturity of these instruments to approximate their fair values because of their short-term nature.

Cash and cash equivalents	Cash and cash equivalents Cash and cash equivalents consist of the Group’s demand deposit placed with financial institutions.
Restricted cash

Restricted cash

Cash that are restricted as to withdrawal or use for current operations are classified as restricted cash. Restricted cash as of September 30,2023 mainly represents the cash, which was from the proceeds of IPO, held in an escrow account for a period of 12 months from the closing of the IPO.

Accounts receivable, net

Accounts receivable, net

Accounts receivable represented amounts due from the Group’s customers and are recorded at net realizable value consisting of the carrying amount less an allowance for uncollectible accounts as needed. The Group adopted Accounting Standard Update (ASU) 2016-13, Financial Instruments-Credit Losses (codified as Accounting Standard Codification Topic 326), since October 1, 2022, which requires measurement and recognition of current expected credit losses for financial instruments held at amortized cost. Prior to October 1, 2022, the allowance for doubtful accounts is the Group’s best estimate of the amount of probable credit losses in the Group’s existing accounts receivable. The Group determines the allowance based on aging data, historical collection experience, customer specific facts and existing economic conditions. Accounts receivable balances are charged off against the allowance after all means of collection have been exhausted and the potential for recovery is considered remote. The allowance of accounts receivables as of September 30, 2023 and 2022 were $87,160 and $nil respectively. During the year ended September 30,2023 and 2022, the Group had written off accounts receivable in the amount of $nil and $601,857, respectively.

Prepaid expenses and other assets

Prepaid expenses and other assets, net

Prepaid expenses and other assets are comprised of other receivables and prepaid expenses, including deferred offering cost, prepaid audit fee, prepaid staff insurance, the payment of legal fee and administration fee on behalf of the funds. The Group reviews other receivables on a regular basis and also makes specific allowance if there is strong evidence indicating that other receivables are likely to be unrecoverable. Deferred offering costs consist principally of legal, auditing, consulting, industry research and printing costs in connection with the IPO. Such costs are deferred until the closing of the IPO, at which time the deferred costs are offset against the offering proceeds. In the event the IPO is unsuccessful or aborted, the costs will be expensed. On July 6, 2023, the Group completed its initial public offering. Deferred offering costs as of September 30, 2023 and 2022 amounted to $nil and $1,979,544 respectively and were included in prepaid expenses. Other receivables balances were written off after all collection efforts had been exhausted. Bad debts allowance as of September 30, 2023 and 2022 were $1,980,245 and $1,525,165 respectively.

Current expected credit losses

Current expected credit losses

The Group has adopted Accounting Standard Update (ASU) 2016-13, Financial Instruments-Credit Losses (codified as Accounting Standard Codification Topic 326), since October 1, 2022, which requires measurement and recognition of current expected credit losses for financial instruments held at amortized cost. The Group’s accounts receivables, contract assets, note receivables, prepaid expenses, deposits and other receivables recorded in prepaid expenses and other assets and amount due from related parties are within the scope of ASC Topic 326. The Group establishes an allowance for credit losses primarily based upon factors surrounding the credit risk, including creditworthiness of the counterparties and other specific circumstances related to the accounts. To estimate expected credit losses, the Group has identified the relevant risk characteristics of its customers and these receivables items are assessed on an individual basis for customers with low risk, medium risk, high risk and default. Such allowance of estimated credit losses will be recorded in selling, general and administrative expenses in the consolidated statement of comprehensive (loss) income.

Commitments and contingencies

Commitments and contingencies

In the normal course of business, the Group is subject to commitments and contingencies, including operating lease commitments, legal proceedings and claims arising out of its business that relate to a wide range of matters, such as government investigations and tax matters. The Group recognizes a liability for such contingency if it determines it is probable that a loss has occurred and a reasonable estimate of the loss can be made. The Group may consider many factors in making these assessments including historical and the specific facts and circumstances of each matter.

Current expected credit losses

Revenue recognition

The Group adopted ASC Topic 606 (“ASC 606”), Revenue from Contract with Customers, with effect from October 1, 2019, using the modified retrospective method applied to those contracts which were not completed as October 1, 2019. Accordingly, revenues for the years ended September 30, 2022 and 2023 were presented under ASC 606, Revenue Recognition.

Under Topic 606, the entity should recognize revenue to depict the transfer of promised goods or services to clients in an amount that reflects the consideration to which the entity expects to be entitled in exchange for those goods or services.

To achieve that core principle, an entity should apply the following steps:

Step 1: Identify the contract(s) with a customer.

Step 2: Identify the performance obligations in the contract.

Step 3: Determine the transaction price.

Step 4: Allocate the transaction price to the performance obligations in the contract.

Step 5: Recognize revenue when (or as) the entity satisfies a performance obligation.

Revenue recognition policies for each type of service are discussed as follows:

Advisory service fees

The Group acts as ongoing advisor to the client and provides a package of advisory services, including but not limited to, advising on global asset allocation, selecting and recommending suitable promotion or distribution channels for the issuance of the fund, coordinating daily operation and setting up meetings during post-establishment period, selecting and coordinating with lawyers for legal agreements and documents preparation, selecting qualified fund service providers, etc., as needed during the agreed-upon service period. Each contract of advisory service is accounted for as a single performance obligation which is satisfied over the service period. The Group allocates the transaction price to the single performance obligation based on a fixed annual fee and recognized revenue over the service period on a monthly basis.

Referral fees

The Group enters into contracts with brokers and refers high net worth or ultra-high net worth clients who subscribe to wealth management products from the brokers, such referral service is regarded as the single performance obligation. The Group is then entitled to receive referral fees paid directly by the brokers; the referral fees are computed as a percentage of the premiums paid by the clients for purchase of the wealth management products distributed by the brokers.

When a client is referred to the broker, and relative wealth management products is successfully subscribed by the client, the performance obligation is satisfied. Revenue on first year premiums and renewal premiums is recognized at the point in time when a client referred by the Group subscribes to wealth management products through the use of brokers the Group works with and such client has paid the requisite premiums and the applicable free look period has expired. Contract asset is recognized for the unbilled renewal referral fee as relevant service is provided, but payment contingent on the completion of the renewal.

Performance fees

The Group is entitled to receive performance fees for either the discretionary account management or the fund the Group managed.

For the discretionary account management, the Group is entitled to receive a performance fee in respect of the investment portfolio, which amount shall be calculated pursuant to the difference between the fair value of the portfolio and the investment amount times a 15%–25% performance fee rate. The performance fee shall become payable and deducted from the sale proceeds of the portfolio within three days after the International Offering (defined as the listing of shares of the Portfolio Group on the Main Board of The Stock Exchange of Hong Kong Limited) or such other period of time as the Group deems appropriate and is nonrefundable. The Group recognizes revenues when the performance fee was accrued reasonably practicable as soon as the sale proceeds of the portfolio after the International Offering.

For the fund Prestige Capital Markets Fund I L.P. the Group previously managed, the Group was entitled to receive a performance fee named carried interest when the fund was distributed between the Group and investors. The steps of the distribution were 1) 100% to investors until the cumulative amount distributed in respect of the investment that had been disposed of as of the respective distribution date is equal to each investor’s capital contribution attributable to such investment; and 2) thereafter, (100%- the carried interest rate) to limited partner of the fund and rest to the Group as carried interest (performance fee). In this case, the actual carried interest rate used in final distribution is varies under a certain range, the difference between the rate in fund agreement (limited partnership agreement) and the actual rate was waived by the Group. The performance fee was accrued on the distribution of the fund and is nonrefundable.

Management fees

The Group is entitled to receive a management fee of one-twelfth of 0.4% to 1.5% of the net asset value attributable to client’s respective equity holding positions in PGA (before deduction of that months’ management fee and any accrued performance fee) on a monthly basis, and it is nonrefundable.

The Group is entitled to receive a management fee from either the discretionary account management or the fund the Group used to manage, Prestige Capital Markets Fund I L.P., which is of 1.5% to 2.5% of such investor’s subscription amount with respect to such investment as of the date of determination, and it is nonrefundable.

For the fund Prestige Capital Markets Fund I L.P., these customer contracts require the Group to provide fund management services, which represents a performance obligation that the Group satisfies over time. The management fee will be payable in U.S. dollars monthly in arrears as soon as the net asset value calculation was completed by the fund administrator and approved by the Group at the end of each month and recognized as revenue.

Subscription fees

Subscription fees are earned by the Group primarily at the beginning of the subscription period for either the discretionary account management or the fund we managed including the new fund Prestige Capital Markets Fund I L.P. Subscription fee is a one-off nonrefundable charge. Subscription fee is calculated at agreed rate on the investment cost.

The Group recognizes revenues when the investors designate the manager for discretionary account management service or the investment funds are successfully subscribed by investors, the subscription fee is payable to us after the investor has completed the initial investment.

Disaggregation of revenue

The following table illustrates the disaggregation of revenue:

	For the years ended September 30,
	2023	2022	2021
Revenue
Referral fees	$76,338	$1,760,760	$1,833
Advisory service fees	221,119	274,904	419,554
Performance fees	—	—	1,720,411
Management fees	51,071	49,614	324,184
Subscription fees	—	—	326,197
Net Revenue	$348,528	$2,085,278	$2,792,179

	For the years ended September 30,
	2023	2022	2021
Timing of Revenue Recognition
Services transferred at a point in time	$76,338	$1,760,760	$2,048,441
Services transferred over time	272,190	324,518	743,738
Balance at end of the year	$348,528	$2,085,278	$2,792,179

Contract assets, net

Contract assets represent the Group’s rights to consideration in exchange for services that the Group has transferred to the customer before payment is due. At the point of revenue recognition, the Group has completed all performance under the contract, however, their rights to consideration are conditional on the future renewal. As such, the Group records a corresponding contract asset for the renewal premiums allocated to referral services that have already been fulfilled the whole performance obligation. The Group only recognizes contract assets to the extent that the Group believes it is probable that it will collect substantially all of the consideration to which it will be entitled in exchange for the services transferred to the customer.

The contract assets will increase when the Group recognizes it and will decrease when the payment is due and be reclassified to a receivable.

Per ASC 606-10-45-3, an entity shall assess a contract asset for impairment in accordance with Topic 310 on receivables. Per ASC 606-10-50-4a, impairment losses recognized on receivables or contract assets are disclosed separately from other impairment losses.

Contract assets are stated at the historical carrying amount net of write-offs and allowance for uncollectible accounts. The Group adopted Accounting Standard Update (ASU) 2016-13, Financial Instruments-Credit Losses (codified as Accounting Standard Codification Topic 326), since October 1, 2022, which requires measurement and recognition of current expected credit losses for financial instruments held at amortized cost. Prior to October 1, 2022, the Group establishes an allowance for uncollectible accounts based on estimates, historical experience and other factors surrounding the credit risk of specific clients. Uncollectible accounts are written-off when a settlement is reached for an amount that is less than the outstanding historical balance or when the Group has determined the balance will not be collected.

Contract assets as of September 30, 2023 and 2022 are as follows:

	As of September 30,
	2023	2022
Contract assets, net	$91,565	$137,001

As of September 30, 2023 and 2022, the allowance for credit losses were $713 and $nil, respectively.

The significant changes in the contract assets balances during the year ended September 30, 2023 and 2022 are as follows:

Contract assets
Balance as of 9/30/2021	282,576
Amounts billed to customers(1)	(143,443)
Exchange diff.	(2,132)
Balance as of 9/30/2022	137,001
Amounts billed to customers(1)	(45,388)
Provision of current expected credit losses	(713)
Exchange diff.	665
Balance as of 9/30/2023	$91,565

(1)	The amounts billed to customers represent the reclassification of contract assets to receivables as the result of rights to consideration becoming unconditional.

Leases

Leases

On October 1, 2022, the Group adopted ASU No. 2016-02, Leases (Topic 842), as amended, which supersedes the lease accounting guidance under Topic 840, and generally requires lessees to recognize operating and financing lease liabilities and corresponding right-of-use assets on the balance sheet and to provide enhanced disclosures surrounding the amount, timing and uncertainty of cash flows arising from leasing arrangements.

The Group elected to apply practical expedients permitted under the transition method that allow the Group to use the beginning of the period of adoption as the date of initial application, to not recognize lease assets and lease liabilities for leases with a term of twelve months or less, to not separate non-lease components from lease components, and to not reassess lease classification, treatment of initial direct costs, or whether an existing or expired contract contains a lease. The Group used modified retrospective method and did not adjust the prior comparative periods. Under the new lease standard, the Group determines if an arrangement is or contains a lease at inception. Right-of-use assets and liabilities are recognized at lease commencement date based on the present value of remaining lease payments over the lease terms. The Group considers only payments that are fixed and determinable at the time of lease commencement.

ASC 842 requires a lessee to discount its unpaid lease payments using the interest rate implicit in the lease or, if that rate cannot be readily determined, its incremental borrowing rate. As most of the Group’s leases do not provide an implicit rate, the Group uses its incremental borrowing rate as the discount rate for the lease. The Group’s incremental borrowing rate is estimated to approximate the interest rate on a collateralized basis with similar terms and payments. The right-of-use asset is initially measured at cost, which comprises the initial amount of the lease liability adjusted for lease payments made at or before the lease commencement date, plus any initial direct costs incurred less any lease incentives received. The Group’s lease terms may include options to extend or terminate the lease. Renewal options are considered within the right-of-use assets and lease liability when it is reasonably certain that the Group will exercise that option. The right-of-use assets are also subject to impairment. Refer to the accounting policies in Impairment of long-lived assets.

Lease expense for lease payments is recognized on a straight-line basis over the lease term.

As a result of the adoption, the Group recognized approximately $24,803 of short-term assets recorded in “Right of use assets, current” and corresponding short-term lease liabilities recorded in “Lease liabilities, current” on the consolidated balance sheet as of October 1, 2022. The adoption had no material impact on the Group’s consolidated statements of operations and comprehensive income/(loss) for the year ended September 30, 2023 or the opening balances of retained earnings as of October 1, 2022.

Impairment of long-lived assets

Impairment of long-lived assets

The Group evaluates its long-lived assets, including right-of-use assets, for impairment whenever events or changes in circumstances indicate that the carrying amount of an asset may not be recoverable in accordance with ASC subtopic 360-10, Property, Plant and Equipment: Overall (“ASC 360-10”). When these events occur, the Group assesses the recoverability of the long-lived assets by comparing the carrying amount of the assets to future undiscounted net cash flow expected to result from the use of the assets and their eventual disposition. If the sum of the expected undiscounted cash flow is less than the carrying amount of the assets, the Group will recognize an impairment loss equal to the excess of the carrying amount over the fair value of the assets. Impairment of long-lived assets were nil and nil as of December 31, 2023 and 2022, respectively.

Operation cost and expense

Operation cost and expenses

Operation cost and expenses are recorded on the accrual basis, which mainly include wages, rents and other operating expenses, such as administrative expenses, bank charges, accounting and audit fees unrelated with IPO. Operation cost and expenses were $1,460,517, $690,409 and $1,097,997 for the years ended September 30, 2023, 2022 and 2021, respectively.

Income tax

Income tax

The Group accounts for income taxes in accordance with U.S. GAAP. Under the asset and liability method as required by this accounting standard, the recognition of deferred income tax liabilities and assets is for the expected future tax consequences of temporary differences between the income tax basis and financial reporting basis of assets and liabilities. Provision for income taxes consists of taxes currently due plus deferred taxes. The charge for taxation is based on the results for the fiscal year as adjusted for items, which are non-assessable or disallowed. It is calculated using tax rates that have been enacted or substantively enacted by the balance sheet date.

Deferred taxes are accounted for using the asset and liability method in respect of temporary differences arising from differences between the carrying amount of assets and liabilities in the consolidated financial statements and the corresponding tax basis used in the computation of assessable tax profit. In principle, deferred tax liabilities are recognized for all taxable temporary differences. Deferred tax assets are recognized to the extent that it is probable that taxable profit will be available against which deductible temporary differences can be utilized. Deferred tax is calculated using tax rates that are expected to apply to the period when the asset is realized or the liability is settled. Deferred tax is charged or credited in the income statement, except when it is related to items credited or charged directly to equity, in which case the deferred tax is also dealt with in equity. Deferred tax assets are reduced by a valuation allowance when, in the opinion of management, it is more likely than not that some portion or all of the deferred tax assets will not be realized. For the years ended September 30, 2023 and 2022, the Group had recognized a valuation allowance against the deferred tax assets on tax loss carry-forwards of $31,456 and $nil, respectively.  Current income tax is provided for in accordance with the laws of the relevant taxing authorities. As of September 30, 2023 and 2022, the Group provided for deferred tax liabilities of $14,415 and $21,785, respectively.

Uncertain tax positions

Uncertain tax positions

The Group accounts for uncertainties in income taxes in accordance with ASC Topic 740, Income Taxes (“ASC 740”). An uncertain tax position is recognized as a benefit only if it is “more likely than not” that the tax position would be sustained in a tax examination, with a tax examination being presumed to occur. The amount recognized is the largest amount of tax benefit that is greater than 50% likely of being realized on examination. For tax positions not meeting the “more likely than not” test, no tax benefit is recorded. Penalties and interest incurred related to underpayment of income tax are classified as income tax expense in the period incurred. No significant penalties or interest relating to income taxes had incurred during the years ended September 30, 2023 and 2022, and there were no uncertain tax positions as of September 30, 2023 and 2022. All tax returns since the Group’s inception are still subject to examination by tax authorities. The Group does not believe that its unrecognized tax benefits will change over the next twelve months.

Comprehensive income

Comprehensive income

Comprehensive income is comprised of the Group’s net income and other comprehensive income (loss). The component of other comprehensive income or loss is consisted solely of foreign currency translation adjustments, net of the income tax effect.

Functional currency and foreign currency translation and transactions

Functional currency and foreign currency translation and transactions

The Group’s reporting currency is the U.S. dollar (“US$”). The functional currency of PPWM, PWM and PAM is Hong Kong dollar, while the functional currency of PGAM and PAI is U.S. dollar. In the consolidated financial statements, the financial information of the Group’s subsidiaries has been translated into US$. Assets and liabilities are translated at the exchange rates on each balance sheet date, while equity amounts are translated at historical exchange rates, except for changes in retained earnings (accumulated deficit) during the year which is the result of income statement translation process, and revenues, expenses, gains and losses are translated using the average exchange rates during each of the years. Translation adjustments are reported as foreign currency translation adjustments and are shown as a separate component of other comprehensive income or loss in the consolidated statements of comprehensive income (loss). The exchange rates as of September 30, 2023 and 2022 are 7.831 and 7.868, respectively. The average exchange rates for the years ended September 30, 2023, 2022 and 2021 are 7.8283, 7.8273 and 7.7646, respectively.

Loss per share

Loss per share

Basic loss per share are computed by dividing net income attributable to holders of ordinary shares by the weighted average number of ordinary shares outstanding during the year. Diluted earnings per share reflect the potential dilution that could occur if securities or other contracts to issue ordinary shares were exercised or converted into ordinary shares. There was no dilutive effect for the years ended September 30, 2023, 2022 and 2021.

Recently issued accounting pronouncements not yet adopted

Recently issued accounting pronouncements not yet adopted

In June 2022, the FASB issued ASU 2022-03, “Fair Value Measurement (Topic 820) – Fair Value Measurement of Equity Securities Subject to Contractual Sale Restrictions”, which clarifies that a contractual restriction on the sale of an equity security is not considered part of the unit of account of the equity security and, therefore, is not considered in measuring fair value. The amendments also clarify that an entity cannot, as a separate unit of account, recognize and measure a contractual sale restriction. This guidance also requires certain disclosures for equity securities subject to contractual sale restrictions. The new guidance is required to be applied prospectively with any adjustments from the adoption of the amendments recognized in earnings and disclosed on the date of adoption. This guidance is effective for the Group for fiscal years beginning after December 15, 2023, and interim periods within those fiscal years. Early adoption is permitted. The ASU is currently not expected to have a material impact on the Group’s consolidated financial statements.

Recently adopted accounting pronouncements

Recently adopted accounting pronouncements

In June 2016, the FASB issued ASU No. 2016-13, Measurement of Credit Losses on Financial Instruments, to require financial assets carried at amortized cost to be presented at the net amount expected to be collected based on historical experience, current conditions and forecasts. Subsequently, the FASB issued ASU No. 2018-19, Codification Improvements to Topic 326, to clarify that receivables arising from operating leases are within the scope of lease accounting standards. Further, the FASB issued ASU No. 2019-04, ASU No. 2019-05, ASU 2019-10 and ASU 2019- 11 to provide additional guidance on the credit losses standard. The ASUs are effective for interim and annual periods beginning after December 15, 2019, with early adoption permitted. Adoption of the ASUs is on a modified retrospective basis. Results for reporting periods beginning after October 1, 2022 are presented under Topic 326 while prior period amounts continue to be reported in accordance with previously applicable GAAP. On October 1, 2022, the Group adopted ASU 2016-13 and there was no cumulative effect of adoption. The adoption did not impact the Group’s previously reported consolidated financial statements nor did it result in a cumulative effect adjustment to retained earnings as of October 1, 2022.

In February 2016, the FASB issued ASU 2016-02, “Leases (Topic 842).” It requires that a lessee recognize the assets and liabilities that arise from operating leases. A lessee should recognize in the statement of financial position a liability to make lease payments (the lease liability) and a right-of-use asset representing its right to use the underlying asset for the lease term. For leases with a term of 12 months or less, a lessee is permitted to make an accounting policy election by class of underlying asset not to recognize lease assets and lease liabilities. In July 2018, the FASB issued Accounting Standards Update (ASU) 2018-11, Lease (Topic 842) Targeted Improvements. The amendments in this Update provide entities with an additional (and optional) transition method to adopt the new leases standard and provide lessors with a practical expedient, by class of underlying asset, to not separate non-lease components from the associated lease component and, instead, to account for those components as a single component if the non-lease components otherwise would be accounted for under the new revenue guidance (Topic 606). The Group has adopted ASU 2016-02 utilizing the additional modified retrospective transition method provided by ASU No. 2018-11 beginning October 1, 2022, with no material impact on its audited consolidated financial statements.

Recently issued ASUs by the FASB, except for the ones mentioned above, are not expected to have a significant impact on the Group’s consolidated results of operations or financial position.